Portfolio of Investments
Touchstone Flexible Income Fund – June 30, 2022 (Unaudited)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 31.1%
$ 47,335,939	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.697%, 4/25/30(A)(B)(C)	$ 4,601,626
34,498,011	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.814%, 4/25/30(A)(B)(C)	3,534,104
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.521%, 6/25/48(A)(B)(C)	1,449,422
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.985%, 4/25/30(A)(B)(C)	3,488,642
34,691,349	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.680%, 5/25/30(A)(B)(C)	3,429,757
19,436,545	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.286%, 4/25/48(A)(B)(C)	3,819,320
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.906%, 5/25/30(A)(B)(C)	4,237,995
66,850,116	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.535%, 5/25/30(A)(B)(C)	6,092,974
15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.105%, 7/25/48(A)(B)(C)	2,845,616
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.766%, 5/25/30(A)(B)(C)	1,172,756
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.693%, 6/25/30(A)(B)(C)	1,124,918
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.830%, 8/25/48(A)(B)(C)	3,285,054
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 3.060%, 9/25/48(A)(B)(C)	3,984,710
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.125%, 9/25/47(A)(B)(C)	4,930,601
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.532%, 9/25/30(A)(B)(C)	3,830,665
24,368,853	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.786%, 10/25/48(A)(B)(C)	3,988,874
4,900,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K119, Class X3, 2.822%, 9/25/48(A)(B)(C)	849,103
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.835%, 11/25/48(A)(B)(C)	2,026,551
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.867%, 11/25/48(A)(B)(C)	2,879,169
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.722%, 1/25/49(A)(B)(C)	1,633,133
7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.719%, 2/25/49(A)(B)(C)	1,288,916
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 31.1% (Continued)
$ 9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.711%, 2/25/49(A)(B)(C)	$ 1,582,232
16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.745%, 2/25/49(A)(B)(C)	2,803,890
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.745%, 3/25/49(A)(B)(C)	6,649,621
18,230,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.878%, 4/25/31(A)(B)(C)	3,360,899
10,595,456	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class X3, 3.203%, 8/25/48(A)(B)(C)	2,247,687
41,864,611	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class XAM, 1.321%, 7/25/31(A)(B)(C)	3,747,825
10,451,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K131, Class X3, 3.048%, 9/25/31(A)(B)(C)	2,119,460
29,501,666	FHLMC Multifamily Structured Pass Through Certificates, Ser K132, Class X3, 2.987%, 8/25/31(A)(B)(C)	5,904,576
9,413,138	FHLMC Multifamily Structured Pass Through Certificates, Ser K134, Class X3, 2.752%, 10/25/49(A)(B)(C)	1,750,040
219,949,763	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X1, 0.496%, 12/25/31(A)(B)(C)	6,179,840
21,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X3, 2.923%, 12/25/31(A)(B)(C)	4,194,496
96,675,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class XAM, 0.665%, 12/25/31(A)(B)(C)	4,241,616
19,801,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K137, Class X3, 2.978%, 1/25/49(A)(B)(C)	4,026,490
31,585,759	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class X3, 3.140%, 2/25/49(A)(B)(C)	6,816,431
97,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class XAM, 0.871%, 2/25/32(A)(B)(C)	5,905,954
31,370,856	FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Class X3, 3.047%, 3/25/49(A)(B)(C)	6,560,022
10,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Class X3, 3.248%, 4/25/50(A)(B)(C)	2,340,823
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.806%, 3/25/38(A)(B)(C)	1,867,970
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.575%, 10/25/38(A)(B)(C)	5,673,575
34,939,320	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.443%, 7/25/35(A)(B)(C)	4,372,824
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.394%, 8/25/38(A)(B)(C)	14,702,646

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 31.1% (Continued)
$ 11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.897%, 12/25/38(A)(B)(C)	$ 2,848,532
54,920,318	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X1, 0.578%, 2/25/36(A)(B)(C)	2,487,270
5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.198%, 4/25/39(A)(B)(C)	1,400,973
54,042,951	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1521, Class X1, 1.096%, 8/25/36(A)(B)(C)	5,162,896
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.904%, 11/25/48(A)(B)(C)	1,802,866
16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.533%, 3/25/49(A)(B)(C)	1,781,528
16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.685%, 4/25/28(A)(B)(C)	1,941,579
9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 3.056%, 6/25/49(A)(B)(C)	1,348,966
39,018,396	FHLMC Multifamily Structured Pass Through Certificates, Ser K744, Class X3, 3.069%, 8/25/49(A)(B)(C)	5,751,421
47,774,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class X3, 2.766%, 9/25/49(A)(B)(C)	6,495,726
146,903,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class XAM, 1.103%, 9/25/28(A)(B)(C)	7,985,265
155,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K746, Class XAM, 0.674%, 10/25/28(A)(B)(C)	5,049,481
52,159,495	FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Class X3, 2.638%, 12/25/49(A)(B)(C)	6,999,549
31,489,214	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 1.202%, 7/25/40(A)(B)(C)	1,776,404
46,114,623	FRESB Mortgage Trust, Ser 2020-SB81, Class X1, 1.168%, 10/25/40(A)(B)(C)	2,483,618
40,111,712	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 1.206%, 10/25/40(A)(B)(C)	1,702,874
52,535,961	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.977%, 1/25/41(A)(B)(C)	2,068,698
31,134,011	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.658%, 1/25/41(A)(B)(C)	894,125
73,781,603	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.501%, 3/25/41(A)(B)(C)	2,023,195
87,322,537	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.768%, 4/25/41(A)(B)(C)	3,011,396
87,754,907	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.833%, 5/25/41(A)(B)(C)	3,188,346
133,173,074	FRESB Mortgage Trust, Ser 2022-SB94, Class X1, 0.161%, 11/25/41(A)(B)(C)	2,827,331
141,740,648	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.458%, 3/25/41(A)(B)(C)	3,776,708
66,489,958	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB89, Class X1, 0.717%, 6/25/41(A)(B)(C)	2,222,839
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 31.1% (Continued)
$ 4,027,221	GNMA, Ser 2012-147, Class IO, 0.555%, 4/16/54(A)(B)(C)	$ 58,700
11,465,724	GNMA, Ser 2016-110, Class IO, 0.942%, 5/16/58(A)(B)(C)	518,426
20,303,178	GNMA, Ser 2016-158, Class IO, 0.757%, 6/16/58(A)(B)(C)	789,808
15,227,727	GNMA, Ser 2016-52, Class IO, 0.751%, 3/16/58(A)(B)(C)	557,633
20,881,407	GNMA, Ser 2017-76, Class IO, 0.820%, 12/16/56(A)(B)(C)	960,566
16,284,348	GNMA, Ser 2017-94, Class IO, 0.586%, 2/16/59(A)(B)(C)	625,013
	Total Agency Collateralized Mortgage Obligations	$242,084,555
	Corporate Bonds — 23.6%
	Financials — 11.4%
10,242,000	Ally Financial, Inc., Ser B, 4.700%(D)	8,122,059
17,433,000	Ally Financial, Inc., Ser C, 4.700%(D)	12,860,324
3,378,000	Bank of New York Mellon Corp. (The), Ser G, 4.700%(D)	3,300,306
20,978,000	Charles Schwab Corp. (The), Ser G, 5.375%(D)	20,715,775
4,487,000	Citigroup, Inc., Ser W, 4.000%(D)	3,881,255
12,391,000	Citizens Financial Group, Inc., Ser F, 5.650%(D)	12,155,880
6,506,000	Fifth Third Bancorp, Ser L, 4.500%(D)	6,058,785
7,670,000	FS KKR Capital Corp., 2.625%, 1/15/27	6,458,836
13,936,000	Regions Financial Corp., Ser D, 5.750%(D)	13,799,562
1,559,000	Truist Financial Corp., Ser Q, 5.100%(D)	1,410,895
		88,763,677
	Utilities — 6.6%
15,427,000	Edison International, Ser A, 5.375%(D)	12,534,438
14,958,000	Pacific Gas and Electric Co., 3.250%, 2/16/24	14,578,728
26,867,000	Sempra Energy, 4.875%(D)	24,717,125
		51,830,291
	Energy — 4.5%
26,892,000	BP Capital Markets PLC (United Kingdom), 4.875%(D)	23,433,467
4,124,000	Enbridge, Inc. (Canada), 2.150%, 2/16/24	4,004,815
3,829,000	Energy Transfer LP, (3M LIBOR +3.018%), 4.304%, 11/1/66(B)	2,704,231
5,566,000	Energy Transfer LP, Ser G, 7.125%(D)	4,776,471
		34,918,984
	Consumer Discretionary — 1.1%
3,304,000	Magallanes, Inc., 144a, 3.428%, 3/15/24	3,241,261
5,184,000	Marriott Ownership Resorts, Inc., 144a, 6.125%, 9/15/25	5,130,109
		8,371,370
	Total Corporate Bonds	$183,884,322
Shares
	Preferred Stocks — 9.7%
	Financials — 7.1%
648,929	AGNC Investment Corp. REIT, Ser F, 6.125%(D)	13,108,366
526,082	Annaly Capital Management, Inc. REIT, Ser I, 6.750%(D)	11,431,762
126,486	Bank of America Corp., Ser GG, 6.000%(D)	3,188,712
62,822	JPMorgan Chase & Co., Ser LL, 4.625%(D)	1,247,645
254,594	National Rural Utilities Cooperative Finance Corp., Ser US, 5.500%, 5/15/64	6,115,348
290,000	New Residential Investment Corp. REIT, Ser D, 7.000%(D)	6,252,400
190,088	Reinsurance Group of America, Inc., 6.200%, 9/15/42	4,795,920
136,380	Stifel Financial Corp., 5.200%, 10/15/47	3,027,636

Touchstone Flexible Income Fund (Unaudited) (Continued)
Shares		MarketValue
	Preferred Stocks — 9.7% (Continued)
	Financials — (Continued)
190,829	Virtus Convertible & Income Fund, Ser A, 5.625%(D)	$ 4,570,355
70,650	Wells Fargo & Co., Ser Z, 4.750%(D)	1,374,142
		55,112,286
	Utilities — 2.0%
349,698	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(D)†	7,275,467
205,524	Duke Energy Corp., Ser A, 5.750%(D)	5,181,260
129,791	Entergy Louisiana LLC, 4.875%, 9/1/66	3,143,538
1,065	Entergy Mississippi LLC, 4.900%, 10/1/66	26,114
670	Entergy New Orleans LLC, 5.000%, 12/1/52	16,073
		15,642,452
	Energy — 0.4%
87,656	Enbridge, Inc. (Canada), Ser 5, 5.375%(D)	2,046,768
32,865	Enbridge, Inc. (Canada), Ser L, 4.959%(D)	798,619
		2,845,387
	Communication Services — 0.2%
69,235	AT&T, Inc., 5.350%, 11/1/66	1,706,643
	Total Preferred Stocks	$75,306,768
	Investment Funds — 7.8%
243,314	Allspring Income Opportunities±†	1,579,108
632,004	BlackRock Corporate High Yield Fund, Inc.±	6,022,998
67,704	BlackRock Credit Allocation Income Trust±	737,297
79,468	BlackRock Debt Strategies Fund, Inc.±	726,337
85,539	BlackRock Ltd. Duration Income Trust±	1,082,068
106,398	BlackRock MuniHoldings Fund, Inc.±	1,350,191
508,210	BlackRock MuniVest Fund, Inc.±	3,786,164
172,804	BlackRock MuniYield Quality Fund III, Inc.±†	2,014,895
57,063	Cohen & Steers Ltd. Duration Preferred & Income Fund, Inc.±	1,129,277
189,904	Eaton Vance Municipal Bond Fund±	2,031,973
90,226	First Trust High Income Long/Short Fund±	1,028,576
2,215	First Trust Intermediate Duration Preferred & Income Fund±	41,376
508,571	Invesco Municipal Opportunity Trust±	5,253,538
218,213	Invesco Municipal Trust±	2,217,044
1,267,839	Invesco Senior Income Trust±	4,931,894
403,563	Invesco Trust for Investment Grade Municipals±	4,249,518
2,279	Neuberger Berman High Yield Strategies Fund, Inc.±†	19,098
410,295	Nuveen AMT-Free Quality Municipal Income Fund±†	4,820,966
1,022,301	Nuveen Credit Strategies Income Fund±	5,315,965
271,927	Nuveen Preferred & Income Opportunities Fund±	2,080,242
136,877	Nuveen Preferred & Income Securities Fund±	993,727
348,195	Nuveen Quality Municipal Income Fund±†	4,341,992
880,136	Western Asset High Income Opportunity Fund, Inc.±	3,485,339
126,382	Western Asset High Yield Defined Opportunity Fund, Inc.±†	1,539,333
	Total Investment Funds	$60,778,916
Principal Amount
	U.S. Treasury Obligations — 4.5%
$ 41,442,000	U.S. Treasury Bond, 2.375%, 2/15/42	35,335,780
	Asset-Backed Securities — 3.4%
542,427	ARI Fleet Lease Trust, Ser 2018-B, Class A3, 144a, 3.430%, 8/16/27	542,185
45,004	Arivo Acceptance Auto Loan Receivables Trust, Ser 2019-1, Class A, 144a, 2.990%, 7/15/24	44,986
550,000	Carmax Auto Owner Trust, Ser 2021-1, Class A3, 0.340%, 12/15/25	536,116
Principal Amount		MarketValue
	Asset-Backed Securities — 3.4% (Continued)
$ 131,328	Dell Equipment Finance Trust, Ser 2019-2, Class A3, 144a, 1.910%, 10/22/24	$ 131,297
484,151	Dell Equipment Finance Trust, Ser 2021-1, Class A2, 144a, 0.330%, 5/22/26	480,428
55,402	Drive Auto Receivables Trust, Ser 2021-1, Class A3, 0.440%, 11/15/24	55,375
664,029	DT Auto Owner Trust, Ser 2019-3A, Class C, 144a, 2.740%, 4/15/25	663,835
54,446	Flagship Credit Auto Trust, Ser 2021-1, Class A, 144a, 0.310%, 6/16/25	53,829
705,000	GLS Auto Receivables Issuer Trust, Ser 2021-2A, Class C, 144a, 1.080%, 6/15/26	665,792
277,979	Hyundai Auto Receivables Trust, Ser 2018-B, Class A4, 3.290%, 1/15/25	278,125
255,798	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	257,158
5,466,416	Mountain View CLO X Ltd. (Cayman Islands), Ser 2015-10A, Class AR, 144a, (3M LIBOR +0.820%), 1.841%, 10/13/27(B)	5,439,429
401,098	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-3A, Class A1, 144a, (3M LIBOR +0.850%), 2.328%, 8/20/27(B)	398,637
1,046,462	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-4A, Class A1, 144a, (3M LIBOR +0.900%), 2.084%, 10/24/27(B)	1,038,234
750,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class B, 144a, (3M LIBOR +1.800%), 2.863%, 4/20/29(B)	710,551
3,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class D, 144a, (3M LIBOR +6.000%), 7.063%, 4/20/29(B)	2,682,609
337,456	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class A1, 144a, (3M LIBOR +0.800%), 1.863%, 7/20/29(B)	332,733
869,174	Pawneee Equipment Receivables LLC, Ser 2021-1, Class A1, 144a, 0.302%, 10/17/22	868,363
17,541	Santander Retail Auto Lease Trust, Ser 2019-B, Class C, 144a, 2.770%, 8/21/23	17,536
5,180,000	Tesla Auto Lease Trust, Ser 2019-A, Class A4, 144a, 2.200%, 11/21/22	5,173,934
65,000	Tesla Auto Lease Trust, Ser 2020-A, Class A4, 144a, 0.780%, 12/20/23	63,709
45,877	Verizon Owner Trust, Ser 2019-A, Class A1A, 2.930%, 9/20/23	45,908
2,456,592	Verizon Owner Trust, Ser 2020-A, Class A1A, 1.850%, 7/22/24	2,449,013
764,589	Welk Resorts LLC, Ser 2017-AA, Class A, 144a, 2.820%, 6/15/33	751,641
2,737,445	Westlake Automobile Receivables Trust, Ser 2021-2A, 144a, 0.320%, 4/15/25	2,702,381
	Total Asset-Backed Securities	$26,383,804
	Non-Agency Collateralized Mortgage Obligations — 1.0%
57,802	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(C)	51,842
5,066	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 4.321%, 12/25/32(B)	4,816
115,048	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 2.701%, 9/25/34(B)(C)	114,961

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 1.0% (Continued)
$ 9,753	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	$ 9,119
7,229,149	Redwood Funding Trust, Ser 2020-1, Class A, 144a, 4.750%, 7/27/59(B)(C)	7,157,856
	Total Non-Agency Collateralized Mortgage Obligations	$7,338,594
	Commercial Mortgage-Backed Securities — 0.3%
29,716,170	BANK, Ser 2020-BN26, Class XA, 1.345%, 3/15/63(A)(B)(C)	2,025,112
	Short-Term U.S. Treasury Obligations — 12.8%
40,000,000	U.S. Treasury Bills, 0.513%, 8/4/22#	39,955,847
25,000,000	U.S. Treasury Bills, 0.730%, 9/8/22#	24,925,889
10,000,000	U.S. Treasury Bills, 0.812%, 7/21/22#	9,994,466
25,000,000	U.S. Treasury Bills, 1.144%, 2/23/23#	24,612,612
	Total Short-Term U.S. Treasury Obligations	$99,488,814
Shares
	Short-Term Investment Funds — 4.7%
35,345,112	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	35,345,112
1,553,630	Invesco Government & Agency Portfolio, Institutional Class, 1.38%∞Ω**	1,553,630
	Total Short-Term Investment Funds	$36,898,742
	Total Short-Term Securities	$136,387,556
	Total Investment Securities—98.9% (Cost $846,332,810)	$769,525,407
	Other Assets in Excess of Liabilities — 1.1%	8,358,370
	Net Assets — 100.0%	$777,883,777
(A)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2022.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
±	Closed-end Fund.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2022 was $1,536,563.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $38,291,335 or 4.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Agency Collateralized Mortgage Obligations	$—	$242,084,555	$—	$242,084,555
Corporate Bonds	—	183,884,322	—	183,884,322
Preferred Stocks	75,306,768	—	—	75,306,768
Investment Funds	60,778,916	—	—	60,778,916
U.S. Treasury Obligations	—	35,335,780	—	35,335,780
Asset-Backed Securities	—	26,383,804	—	26,383,804
Non-Agency Collateralized Mortgage Obligations	—	7,338,594	—	7,338,594
Commercial Mortgage-Backed Securities	—	2,025,112	—	2,025,112
Short-Term U.S. Treasury Obligations	—	99,488,814	—	99,488,814
Short-Term Investment Funds	36,898,742	—	—	36,898,742
Total	$172,984,426	$596,540,981	$—	$769,525,407
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Focused Fund – June 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 93.9%
	Information Technology — 24.2%
433,946	Apple, Inc.	$ 59,329,097
293,550	Microsoft Corp.	75,392,447
257,624	Oracle Corp.	18,000,189
116,335	PayPal Holdings, Inc.*	8,124,836
129,288	salesforce, Inc.*	21,337,692
183,412	SS&C Technologies Holdings, Inc.	10,650,735
114,131	Texas Instruments, Inc.	17,536,228
100,160	Visa, Inc. - Class A	19,720,502
67,768	Workday, Inc. - Class A*	9,459,057
		239,550,783
	Health Care — 14.7%
136,341	AmerisourceBergen Corp.	19,289,525
196,209	BioMarin Pharmaceutical, Inc.*	16,259,840
317,085	Bristol-Myers Squibb Co.	24,415,545
86,671	HCA Healthcare, Inc.	14,565,928
191,981	Johnson & Johnson	34,078,547
71,297	UnitedHealth Group, Inc.	36,620,278
		145,229,663
	Financials — 12.3%
748,902	Bank of America Corp.	23,313,319
153,382	Berkshire Hathaway, Inc. - Class B*	41,876,354
85,317	Goldman Sachs Group, Inc. (The)	25,340,855
88,194	LPL Financial Holdings, Inc.	16,270,029
11,886	Markel Corp.*	15,371,570
		122,172,127
	Communication Services — 11.1%
23,981	Alphabet, Inc. - Class C*	52,457,238
428,212	Comcast Corp. - Class A	16,803,039
274,060	Fox Corp. - Class A	8,813,770
156,010	Meta Platforms, Inc. - Class A*	25,156,613
36,268	Netflix, Inc.*	6,342,185
		109,572,845
	Consumer Discretionary — 10.8%
82,496	Airbnb, Inc. - Class A*	7,348,744
81,610	Alibaba Group Holding Ltd. (China) ADR*	9,277,425
315,140	Amazon.com, Inc.*	33,471,019
206,190	Choice Hotels International, Inc.	23,016,990
101,262	Cracker Barrel Old Country Store, Inc.	8,454,364
99,985	Floor & Decor Holdings, Inc. - Class A*	6,295,056
303,139	Frontdoor, Inc.*	7,299,587
106,750	Hilton Worldwide Holdings, Inc.	11,896,220
		107,059,405
	Industrials — 8.3%
134,971	Allegiant Travel Co.*	15,263,870
28,780	Boeing Co. (The)*	3,934,802
19,747	Deere & Co.	5,913,634
201,132	Hexcel Corp.	10,521,215
Shares		Market Value

	Industrials — (Continued)
119,016	Hubbell, Inc.	$ 21,253,877
260,565	Raytheon Technologies Corp.	25,042,902
		81,930,300
	Consumer Staples — 6.0%
326,549	Coca-Cola Femsa SAB de CV (Mexico) ADR	18,051,629
223,361	Monster Beverage Corp.*	20,705,564
213,062	Philip Morris International, Inc.	21,037,742
		59,794,935
	Real Estate — 3.0%
460,165	Americold Realty Trust, Inc. REIT	13,823,356
93,331	Jones Lang LaSalle, Inc.*	16,319,859
		30,143,215
	Energy — 2.2%
251,542	Exxon Mobil Corp.	21,542,057
	Materials — 1.3%
227,014	DuPont de Nemours, Inc.	12,617,438
	Total Common Stocks	$929,612,768
	Short-Term Investment Fund — 6.0%
59,476,275	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	59,476,275
	Total Investment Securities—99.9% (Cost $655,980,892)	$989,089,043
	Other Assets in Excess of Liabilities — 0.1%	1,017,605
	Net Assets — 100.0%	$990,106,648
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$929,612,768	$—	$—	$929,612,768
Short-Term Investment Fund	59,476,275	—	—	59,476,275
Total	$989,089,043	$—	$—	$989,089,043
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Global ESG Equity Fund – June 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 97.4%
	United States — 54.6%
	Communication Services — 4.3%
95,693	Meta Platforms, Inc. - Class A*	$ 15,430,496
38,504	Netflix, Inc.*	6,733,195
	Energy — 2.3%
81,738	Chevron Corp.	11,834,028
	Financials — 15.2%
114,004	Comerica, Inc.	8,365,614
189,672	Discover Financial Services	17,939,178
116,552	Globe Life, Inc.	11,360,323
165,788	OneMain Holdings, Inc.	6,197,155
133,836	Reinsurance Group of America, Inc.	15,697,624
73,541	The Allstate Corp.	9,319,851
50,961	Willis Towers Watson PLC	10,059,192
	Health Care — 12.0%
35,774	Becton Dickinson & Co.	8,819,364
77,590	BioMarin Pharmaceutical, Inc.*	6,429,883
164,993	Centene Corp.*	13,960,058
288,416	Elanco Animal Health, Inc.*	5,661,606
47,291	Eli Lilly & Co.	15,333,161
136,410	Medtronic PLC	12,242,798
	Industrials — 1.6%
240,632	Carrier Global Corp.	8,580,937
	Information Technology — 19.2%
55,236	Advanced Micro Devices, Inc.*	4,223,897
84,608	Apple, Inc.	11,567,606
92,021	Applied Materials, Inc.	8,372,070
84,730	Fidelity National Information Services, Inc.	7,767,199
47,676	First Solar, Inc.*	3,248,166
90,019	II-VI, Inc.*	4,586,468
47,994	Keysight Technologies, Inc.*	6,615,973
146,064	Micron Technology, Inc.	8,074,418
101,020	Microsoft Corp.	25,944,967
54,870	Visa, Inc. - Class A	10,803,354
58,318	WEX, Inc.*	9,071,948
	Total United States	284,240,529
	Japan — 8.5%
	Communication Services — 1.8%
22,100	Nintendo Co. Ltd.	9,504,248
	Consumer Discretionary — 4.8%
124,900	Denso Corp.	6,592,532
913,300	Panasonic Corp.	7,374,153
136,300	Sony Group Corp.	11,116,189
	Industrials — 1.9%
207,800	Hitachi Ltd.	9,885,060
	Total Japan	44,472,182
	France — 7.6%
	Energy — 2.2%
216,334	TotalEnergies SE ADR	11,387,822
	Industrials — 3.2%
183,116	Cie de Saint-Gobain	7,912,305
74,001	Schneider Electric SE	8,817,631
	Materials — 2.2%
86,203	Air Liquide SA	11,603,168
	Total France	39,720,926
Shares		Market Value

	Sweden — 4.4%
	Financials — 3.0%
874,346	Svenska Handelsbanken AB - Class A	$ 7,505,306
654,313	Swedbank AB - Class A	8,298,386
	Industrials — 1.4%
449,613	Epiroc AB - Class A	6,971,278
	Total Sweden	22,774,970
	South Korea — 4.2%
	Communication Services — 2.3%
391,623	KT Corp. ADR	5,467,057
229,236	KT Corp.	6,445,718
	Consumer Staples — 0.2%
14,395	E-MART, Inc.	1,173,703
	Financials — 1.7%
235,114	KB Financial Group, Inc.	8,779,938
	Total South Korea	21,866,416
	United Kingdom — 3.9%
	Financials — 2.6%
26,652,286	Lloyds Banking Group PLC	13,712,773
	Industrials — 1.3%
247,556	RELX PLC	6,721,482
	Total United Kingdom	20,434,255
	Singapore — 2.7%
	Financials — 1.8%
1,140,800	Oversea-Chinese Banking Corp. Ltd.	9,358,036
	Real Estate — 0.9%
2,844,000	CapitaLand Integrated Commercial Trust REIT	4,445,800
	Total Singapore	13,803,836
	China — 2.5%
	Communication Services — 1.3%
145,400	Tencent Holdings Ltd.	6,581,552
	Consumer Discretionary — 1.2%
55,664	Alibaba Group Holding Ltd. ADR*	6,327,884
	Total China	12,909,436
	Germany — 2.3%
	Consumer Discretionary — 1.1%
83,543	Continental AG	5,863,780
	Industrials — 1.2%
156,039	Deutsche Post AG	5,891,433
	Total Germany	11,755,213
	Switzerland — 2.2%
	Health Care — 0.8%
12,582	Roche Holding AG	4,206,161
	Information Technology — 1.4%
64,639	TE Connectivity Ltd.	7,313,903
	Total Switzerland	11,520,064
	India — 1.9%
	Financials — 1.9%
555,523	ICICI Bank Ltd. ADR	9,854,978
	Netherlands — 1.2%
	Health Care — 1.2%
285,875	Koninklijke Philips NV	6,131,599

Touchstone Global ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 97.4% (Continued)
	Thailand — 0.8%
	Industrials — 0.8%
2,087,900	Airports of Thailand PCL*	$ 4,197,014
	Denmark — 0.6%
	Industrials — 0.6%
157,840	Vestas Wind Systems A/S	3,355,994
	Total Common Stocks	$507,037,412
	Preferred Stocks — 1.2%
	Germany — 1.2%
	Consumer Discretionary — 1.2%
47,375	Volkswagen AG	6,378,558
	Short-Term Investment Fund — 1.8%
9,219,247	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	9,219,247
	Total Investment Securities — 100.4% (Cost $463,975,239)	$522,635,217
	Liabilities in Excess of Other Assets — (0.4)%	(1,853,916)
	Net Assets — 100.0%	$520,781,301
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$284,240,529	$—	$—	$284,240,529
Japan	—	44,472,182	—	44,472,182
France	11,387,822	28,333,104	—	39,720,926
Sweden	—	22,774,970	—	22,774,970
South Korea	5,467,057	16,399,359	—	21,866,416
United Kingdom	—	20,434,255	—	20,434,255
Singapore	—	13,803,836	—	13,803,836
China	6,327,884	6,581,552	—	12,909,436
Germany	—	11,755,213	—	11,755,213
Switzerland	7,313,903	4,206,161	—	11,520,064
India	9,854,978	—	—	9,854,978
Netherlands	—	6,131,599	—	6,131,599
Thailand	—	4,197,014	—	4,197,014
Denmark	—	3,355,994	—	3,355,994
Preferred Stocks	—	6,378,558	—	6,378,558
Short-Term Investment Fund	9,219,247	—	—	9,219,247
Total	$333,811,420	$188,823,797	$—	$522,635,217
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Growth Opportunities Fund – June 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 96.9%
	Information Technology — 38.2%
87,798	Apple, Inc.	$ 12,003,743
18,997	Applied Materials, Inc.	1,728,347
14,130	Avalara, Inc.*	997,578
25,405	Fidelity National Information Services, Inc.	2,328,876
27,222	Global Payments, Inc.	3,011,842
5,925	HubSpot, Inc.*	1,781,351
48,624	Marvell Technology, Inc.	2,116,603
30,614	Microsoft Corp.	7,862,594
16,104	NVIDIA Corp.	2,441,206
20,157	QUALCOMM, Inc.	2,574,855
15,723	salesforce, Inc.*	2,594,924
7,021	ServiceNow, Inc.*	3,338,626
20,488	Visa, Inc. - Class A	4,033,882
13,223	Workday, Inc. - Class A*	1,845,666
		48,660,093
	Health Care — 13.5%
25,813	Ascendis Pharma A/S (Denmark) ADR*	2,399,576
4,766	Bio-Rad Laboratories, Inc. - Class A*	2,359,170
29,634	Horizon Therapeutics PLC*	2,363,608
12,210	ICON PLC (Ireland)*	2,645,907
3,771	IDEXX Laboratories, Inc.*	1,322,603
5,360	Thermo Fisher Scientific, Inc.	2,911,981
6,066	UnitedHealth Group, Inc.	3,115,679
		17,118,524
	Communication Services — 12.4%
4,207	Alphabet, Inc. - Class A*	9,168,147
24,966	Live Nation Entertainment, Inc.*	2,061,692
17,425	Meta Platforms, Inc. - Class A*	2,809,781
50,903	ZoomInfo Technologies, Inc.*	1,692,016
		15,731,636
	Industrials — 10.0%
24,648	Advanced Drainage Systems, Inc.	2,220,045
16,912	AMETEK, Inc.	1,858,460
16,445	Encore Wire Corp.	1,708,964
26,456	ITT, Inc.	1,778,902
5,045	TransDigm Group, Inc.*	2,707,500
11,580	Union Pacific Corp.	2,469,782
		12,743,653
	Consumer Discretionary — 9.1%
56,285	Amazon.com, Inc.*	5,978,030
8,757	Home Depot, Inc. (The)	2,401,783
62,914	MGM Resorts International	1,821,360
2,034	Tesla, Inc.*	1,369,736
		11,570,909
	Financials — 7.2%
13,693	American Financial Group, Inc.	1,900,725
Shares		Market Value

	Financials — (Continued)
11,930	Arthur J Gallagher & Co.	$ 1,945,067
34,221	Brookfield Asset Management, Inc. (Canada) - Class A	1,521,808
15,782	First Republic Bank	2,275,765
20,405	Morgan Stanley	1,552,004
		9,195,369
	Consumer Staples — 2.5%
6,636	Costco Wholesale Corp.	3,180,502
	Real Estate — 1.5%
52,001	Spirit Realty Capital, Inc. REIT	1,964,598
	Materials — 1.4%
12,917	Vulcan Materials Co.	1,835,506
	Energy — 1.1%
24,606	Devon Energy Corp.	1,356,037
	Total Common Stocks	$123,356,827
	Short-Term Investment Fund — 3.0%
3,769,018	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	3,769,018
	Total Investment Securities—99.9% (Cost $95,689,955)	$127,125,845
	Other Assets in Excess of Liabilities — 0.1%	136,400
	Net Assets — 100.0%	$127,262,245
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$123,356,827	$—	$—	$123,356,827
Short-Term Investment Fund	3,769,018	—	—	3,769,018
Total	$127,125,845	$—	$—	$127,125,845
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – June 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 96.0%
	Information Technology — 29.3%
261,291	Ciena Corp.*	$ 11,940,999
704,075	Fortinet, Inc.*	39,836,563
217,456	Global Payments, Inc.	24,059,332
45,444	Globant SA (Argentina)*	7,907,256
43,681	HubSpot, Inc.*	13,132,693
576,175	Lightspeed Commerce, Inc. (Canada)*	12,848,703
368,618	Marvell Technology, Inc.	16,045,942
389,494	Microchip Technology, Inc.	22,621,812
55,353	MongoDB, Inc.*	14,364,103
239,413	NetApp, Inc.	15,619,304
102,345	Nice Ltd. (Israel) ADR*	19,696,295
211,559	ON Semiconductor Corp.*	10,643,533
61,181	Palo Alto Networks, Inc.*	30,219,743
164,787	Splunk, Inc.*	14,577,058
49,511	Teledyne Technologies, Inc.*	18,572,071
306,702	Zendesk, Inc.*	22,717,417
97,584	Zscaler, Inc.*	14,589,784
		309,392,608
	Health Care — 18.9%
224,813	Ascendis Pharma A/S (Denmark) ADR*	20,898,616
605,270	Avantor, Inc.*	18,823,897
61,025	Cooper Cos., Inc. (The)	19,108,148
371,530	DexCom, Inc.*	27,690,131
276,077	Horizon Therapeutics PLC*	22,019,901
163,520	ICON PLC (Ireland)*	35,434,784
62,508	IDEXX Laboratories, Inc.*	21,923,431
60,154	Insulet Corp.*	13,109,963
125,121	Quest Diagnostics, Inc.	16,638,591
262,712	Rocket Pharmaceuticals, Inc.*	3,614,917
		199,262,379
	Industrials — 16.4%
166,043	AMETEK, Inc.	18,246,465
204,842	Copart, Inc. *	22,258,132
92,883	IDEX Corp.	16,870,339
109,327	Rockwell Automation, Inc.	21,789,964
50,108	TransDigm Group, Inc.*	26,891,460
274,440	TransUnion	21,952,456
134,040	Waste Connections, Inc.	16,615,599
263,021	WESCO International, Inc.*	28,169,549
		172,793,964
	Consumer Discretionary — 10.6%
174,336	Etsy, Inc.*	12,763,138
84,359	Expedia Group, Inc.*	7,999,764
194,271	Hilton Worldwide Holdings, Inc.	21,649,560
53,298	Lululemon Athletica, Inc.*	14,529,568
577,682	Tapestry, Inc.	17,630,855
60,769	Ulta Beauty, Inc.*	23,425,234
65,443	Vail Resorts, Inc.	14,269,846
		112,267,965
	Financials — 9.2%
118,427	Arthur J Gallagher & Co.	19,308,338
Shares		Market Value

	Financials — (Continued)
146,022	First Republic Bank	$ 21,056,372
115,269	LPL Financial Holdings, Inc.	21,264,825
44,911	MSCI, Inc.	18,510,069
246,958	Tradeweb Markets, Inc. - Class A	16,854,884
		96,994,488
	Real Estate — 3.8%
96,205	Essex Property Trust, Inc. REIT	25,158,570
165,289	Lamar Advertising Co. REIT	14,540,473
		39,699,043
	Communication Services — 3.4%
235,352	Live Nation Entertainment, Inc.*	19,435,368
482,375	ZoomInfo Technologies, Inc.*	16,034,145
		35,469,513
	Energy — 2.8%
530,370	Devon Energy Corp.	29,228,691
	Materials — 1.6%
144,746	Celanese Corp.	17,023,577
	Total Common Stocks	$1,012,132,228
	Short-Term Investment Fund — 3.3%
34,864,420	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	34,864,420
	Total Investment Securities—99.3% (Cost $1,023,798,962)	$1,046,996,648
	Other Assets in Excess of Liabilities — 0.7%	7,052,530
	Net Assets — 100.0%	$1,054,049,178
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,012,132,228	$—	$—	$1,012,132,228
Short-Term Investment Fund	34,864,420	—	—	34,864,420
Total	$1,046,996,648	$—	$—	$1,046,996,648
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – June 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 97.0%
	India — 30.7%
	Consumer Discretionary — 4.7%
9,033,165	Jubilant Foodworks Ltd.	$ 58,898,268
2,659,478	Titan Co. Ltd.	65,552,222
	Consumer Staples — 3.2%
1,966,576	Britannia Industries Ltd.	86,578,169
	Energy — 2.3%
1,904,221	Reliance Industries Ltd.	62,876,190
	Financials — 13.1%
1,808,730	Bajaj Finance Ltd.	124,453,587
10,596,527	Bandhan Bank Ltd., 144a	35,553,970
6,361,803	HDFC Bank Ltd.	108,972,035
12,953,874	ICICI Prudential Life Insurance Co. Ltd., 144a	80,489,262
	Health Care — 4.5%
2,544,973	Apollo Hospitals Enterprise Ltd.	119,071,453
	Information Technology — 0.9%
611,112	Tata Consultancy Services Ltd.	25,377,588
	Materials — 2.0%
1,553,296	Asian Paints Ltd.	53,178,298
	Total India	821,001,042
	China — 29.1%
	Communication Services — 7.2%
1,297,643	Kanzhun Ltd. ADR*	34,102,058
3,516,442	Tencent Holdings Ltd.	159,172,264
	Consumer Discretionary — 10.9%
7,117,974	Alibaba Group Holding Ltd.*	101,540,699
8,125,723	ANTA Sports Products Ltd.	99,998,245
16,084,535	Haidilao International Holding Ltd., 144a*†	37,660,446
2,064,769	JD Health International, Inc., 144a*	16,344,546
1,633,745	NIO, Inc. ADR*	35,484,941
	Consumer Staples — 3.4%
6,694,106	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	90,604,626
	Health Care — 5.7%
5,384,842	Hangzhou Tigermed Consulting Co. Ltd. Class H, 144a	62,450,725
9,753,010	Wuxi Biologics Cayman, Inc., 144a*	90,365,760
	Real Estate — 1.9%
11,205,740	Country Garden Services Holdings Co., Ltd.	50,289,913
	Total China	778,014,223
	Taiwan — 11.0%
	Communication Services — 3.8%
1,511,006	Sea Ltd. ADR*	101,025,861
	Information Technology — 7.2%
2,370,594	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	193,796,060
	Total Taiwan	294,821,921
	Argentina — 7.2%
	Consumer Discretionary — 4.6%
192,638	MercadoLibre, Inc.*	122,685,363
	Information Technology — 2.6%
390,962	Globant SA*	68,027,388
	Total Argentina	190,712,751
	Brazil — 6.5%
	Consumer Staples — 1.6%
11,426,000	Raia Drogasil SA	42,027,821
Shares		Market Value

	Brazil — (Continued)
	Financials — 2.5%
5,685,035	NU Holdings Ltd. - Class A*†	$ 21,262,031
2,531,472	XP, Inc. - Class A*	45,465,237
	Industrials — 1.7%
4,584,015	Localiza Rent a Car SA	45,880,004
	Information Technology — 0.7%
1,832,346	Pagseguro Digital Ltd. - Class A*	18,763,223
	Total Brazil	173,398,316
	Hong Kong — 3.8%
	Financials — 3.8%
9,305,931	AIA Group Ltd.	101,681,904
	Indonesia — 2.8%
	Financials — 2.8%
152,895,500	Bank Central Asia Tbk PT	74,450,924
	South Korea — 2.4%
	Communication Services — 2.1%
309,681	NAVER Corp.	57,763,750
	Information Technology — 0.3%
152,813	Kakaopay Corp.*†	7,129,389
	Total South Korea	64,893,139
	Thailand — 1.6%
	Consumer Staples — 1.6%
25,138,000	CP ALL PCL	42,706,230
	Kazakhstan — 1.1%
	Financials — 1.1%
627,009	Kaspi.KZ JSC GDR	28,528,909
	Uruguay — 0.8%
	Information Technology — 0.8%
844,194	Dlocal Ltd.*	22,160,092
	Total Common Stocks	$2,592,369,451
	Short-Term Investment Funds — 4.9%
82,641,336	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	82,641,336
49,461,666	Invesco Government & Agency Portfolio, Institutional Class, 1.38%∞Ω**	49,461,666
	Total Short-Term Investment Funds	$132,103,002
	Total Investment Securities — 101.9% (Cost $2,907,946,096)	$2,724,472,453
	Liabilities in Excess of Other Assets — (1.9)%	(50,586,167)
	Net Assets — 100.0%	$2,673,886,286
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2022 was $47,178,250.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
JSC – Joint Stock Company
PCL – Public Company Limited
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $322,864,709 or 12.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$—	$821,001,042	$—	$821,001,042
China	69,586,999	708,427,224	—	778,014,223
Taiwan	294,821,921	—	—	294,821,921
Argentina	190,712,751	—	—	190,712,751
Brazil	173,398,316	—	—	173,398,316
Hong Kong	—	101,681,904	—	101,681,904
Indonesia	—	74,450,924	—	74,450,924
South Korea	—	64,893,139	—	64,893,139
Thailand	—	42,706,230	—	42,706,230
Kazakhstan	28,528,909	—	—	28,528,909
Uruguay	22,160,092	—	—	22,160,092
Short-Term Investment Funds	132,103,002	—	—	132,103,002
Total	$911,311,990	$1,813,160,463	$—	$2,724,472,453
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income Opportunities Fund – June 30, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 50.7%
	Financials — 12.2%
$ 1,232,000	Ares Capital Corp., 4.250%, 3/1/25	$ 1,178,955
2,930,000	Bank of Nova Scotia (The) (Canada), Ser 2, 3.625%, 10/27/81	2,218,532
2,350,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,894,144
1,234,000	BNP Paribas SA (France), 144a, 4.625%, 3/13/27	1,209,443
975,000	Charles Schwab Corp. (The), 4.000%(A)	744,906
975,000	Charles Schwab Corp. (The), 5.000%(A)	873,160
2,118,000	Citigroup, Inc., Ser W, 4.000%(A)	1,832,070
2,000,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 1.981%, 2/15/27(B)	1,854,023
1,056,000	Credit Acceptance Corp., 6.625%, 3/15/26	988,733
2,026,000	First Maryland Capital II, (3M LIBOR +0.850%), 2.136%, 2/1/27(B)	1,898,859
421,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	363,576
3,330,000	Goldman Sachs Group, Inc. (The), 3.615%, 3/15/28	3,156,011
2,165,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	1,760,072
1,246,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	1,103,757
1,405,000	Navient Corp., 6.750%, 6/15/26	1,243,425
1,678,000	PNC Capital Trust, (3M LIBOR +0.570%), 2.150%, 6/1/28(B)	1,560,525
1,625,000	Prudential Financial, Inc., 5.125%, 3/1/52	1,500,119
1,650,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	1,459,669
2,145,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	1,873,698
2,000,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	1,634,137
2,175,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 2.080%, 5/15/27(B)	2,001,000
1,625,000	Truist Financial Corp., Ser Q, 5.100%(A)	1,470,625
		33,819,439
	Industrials — 6.2%
985,000	ADT Security Corp. (The), 144a, 4.875%, 7/15/32	785,538
1,291,000	American Axle & Manufacturing, Inc., 6.500%, 4/1/27	1,142,535
1,056,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	900,240
922,000	Boeing Co. (The), 5.805%, 5/1/50	853,191
1,236,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	984,721
1,462,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	1,376,151
2,026,000	General Electric Co., 5.159%(A)	1,775,181
1,291,000	Granite US Holdings Corp., 144a, 11.000%, 10/1/27	1,213,540
1,115,000	Meritor, Inc., 144a, 4.500%, 12/15/28	1,073,545
2,103,000	Oshkosh Corp., 3.100%, 3/1/30	1,805,086
1,269,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	1,084,995
1,120,000	Seaspan Corp. (Hong Kong), 144a, 5.500%, 8/1/29	893,898
1,068,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	873,090
736,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	710,019
2,045,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,800,062
		17,271,792
	Consumer Discretionary — 6.2%
2,001,000	Brunswick Corp., 4.400%, 9/15/32	1,733,733
1,152,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	936,869
1,222,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	1,090,183
804,000	Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC, 144a, 4.750%, 1/15/29	694,455
1,950,000	Ferguson Finance PLC, 144a, 4.650%, 4/20/32	1,843,632
387,000	Ford Motor Co., 4.750%, 1/15/43	275,533
660,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	581,130
3,330,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	2,683,950
2,825,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.500%, 7/26/26	2,650,276
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 1,950,000	Magallanes, Inc., 144a, 5.141%, 3/15/52	$ 1,647,448
1,207,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	862,462
1,942,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	1,650,438
577,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	429,066
		17,079,175
	Energy — 5.9%
1,706,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	1,672,582
1,200,000	Cheniere Energy, Inc., 4.625%, 10/15/28	1,080,684
1,010,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	856,884
1,450,000	Energy Transfer LP, 5.250%, 4/15/29	1,439,009
795,000	FS Luxembourg Sarl (Brazil), 144a, 10.000%, 12/15/25	801,442
639,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	598,606
210,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.500%, 10/1/25	193,725
246,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	217,710
183,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	160,699
1,109,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	958,065
1,124,000	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	893,232
405,000	Mesquite Energy, Inc., 7.250%, 2/15/23	3,037
1,610,000	Murphy Oil Corp., 6.375%, 7/15/28	1,501,470
1,604,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,751,192
963,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	781,115
350,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	211,750
750,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	511,972
1,060,000	Petroleos Mexicanos (Mexico), 6.750%, 9/21/47	654,550
1,110,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	993,450
1,185,000	YPF SA (Argentina), 4.000%, 2/12/26	924,327
		16,205,501
	Communication Services — 5.4%
1,161,000	Arches Buyer, Inc., 144a, 4.250%, 6/1/28	942,395
2,095,000	British Telecommunications PLC (United Kingdom), 5.125%, 12/4/28	2,092,459
147,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	123,843
1,689,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,645,958
1,052,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	940,225
1,275,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	854,250
1,223,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 5.875%, 8/15/27	1,051,285
1,056,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	846,120
2,074,000	Netflix, Inc., 6.375%, 5/15/29	2,084,577
1,525,000	Paramount Global, 4.200%, 5/19/32	1,348,774
768,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	579,809
1,309,000	Stagwell Global, 144a, 5.625%, 8/15/29	1,051,821
1,228,000	T-Mobile USA, Inc., 3.875%, 4/15/30	1,149,167
135,000	Univision Communications, Inc., 144a, 7.375%, 6/30/30	132,524
		14,843,207
	Utilities — 4.8%
1,950,000	CMS Energy Corp., 4.750%, 6/1/50	1,708,629
2,145,000	Edison International, 4.125%, 3/15/28	2,002,970
1,320,000	Edison International, 5.000%(A)	1,050,232

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 50.7% (Continued)
	Utilities — (Continued)
$ 850,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	$ 686,290
1,498,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	1,398,334
1,750,000	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	1,567,825
2,145,000	Pacific Gas & Electric Co., 2.500%, 2/1/31	1,645,051
1,200,000	PPL Capital Funding, Inc., Ser A, (3M LIBOR +2.665%), 4.915%, 3/30/67(B)	885,000
2,955,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 3.524%, 5/15/67(B)	2,281,053
		13,225,384
	Consumer Staples — 3.7%
1,300,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 5.875%, 2/15/28	1,215,019
1,911,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	1,806,259
986,000	BellRing Brands, Inc., 144a, 7.000%, 3/15/30	929,305
1,968,000	JBS Finance Luxembourg Sarl, 144a, 2.500%, 1/15/27	1,707,712
1,231,000	QVC, Inc., 4.375%, 9/1/28	910,940
1,384,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	1,229,393
1,500,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	1,151,400
1,752,000	United Rentals North America, Inc., 3.750%, 1/15/32	1,439,005
		10,389,033
	Materials — 2.9%
2,602,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	2,055,346
1,750,000	Cemex SAB de CV (Mexico), 144a, 3.875%, 7/11/31	1,337,753
1,700,000	Freeport Indonesia PT (Indonesia), 144a, 5.315%, 4/14/32	1,541,050
279,000	Hudbay Minerals, Inc. (Canada), 144a, 4.500%, 4/1/26	233,462
853,000	Hudbay Minerals, Inc. (Canada), 144a, 6.125%, 4/1/29	691,821
2,200,000	Metinvest BV (Ukraine), 144a, 7.750%, 10/17/29	1,199,000
1,400,000	OCP SA (Morocco), 144a, 5.125%, 6/23/51	925,786
		7,984,218
	Health Care — 2.3%
1,770,000	CVS Health Corp., 5.050%, 3/25/48	1,705,029
1,056,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	900,451
1,059,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30	907,309
2,102,000	Mylan, Inc., 4.550%, 4/15/28	2,007,141
1,056,000	US Acute Care Solutions LLC, 144a, 6.375%, 3/1/26	945,665
		6,465,595
	Real Estate — 0.8%
1,056,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/27	954,149
1,000,000	Logan Group Co. Ltd. (China), 7.500%, 8/25/22	204,479
1,219,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	1,033,589
		2,192,217
	Information Technology — 0.3%
1,111,000	Clarivate Science Holdings Corp., 144a, 4.875%, 7/1/29	912,131
	Total Corporate Bonds	$140,387,692
	Asset-Backed Securities — 17.9%
2,000,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class D, 144a, (3M LIBOR +3.200%), 4.263%, 10/20/34(B)	1,853,476
5,955,000	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	5,285,319
5,000,000	Birch Grove CLO 2, Ltd. (Cayman Islands), Ser 2021-2A, Class C, 144a, (3M LIBOR +2.250%), 3.294%, 10/19/34(B)	4,552,210
Principal Amount		Market Value
	Asset-Backed Securities — 17.9% (Continued)
$ 4,950,000	Hardee's Funding LLC, Ser 2021-1A, Class A2, 144a, 2.865%, 6/20/51	$ 4,270,860
2,100,000	Medalist Partners Corporate Finance CLO VI, Ltd. (Cayman Islands), Ser 2020-1A, Class B, 144a, (3M LIBOR +2.700%), 3.744%, 4/17/33(B)	1,947,641
5,000,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 3.586%, 7/25/59(B)(C)	4,509,054
4,950,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	4,296,229
5,000,000	New Mountain CLO 3, Ltd. (Cayman Islands), Ser CLO-3A, Class C, 144a, (3M LIBOR +2.100%), 3.163%, 10/20/34(B)	4,506,300
2,250,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (3M LIBOR +2.950%), 3.994%, 10/15/34(B)	2,075,695
6,242,000	STWD, Ltd. (Cayman Islands), Ser 2021-FL2, Class D, 144a, (1M LIBOR +2.800%), 4.323%, 4/18/38(B)	6,014,395
5,500,000	TRTX Issuer, Ltd. (Cayman Islands), Ser 2019-FL3, Class C, 144a, (SOFR30A +2.214%), 3.692%, 10/15/34(B)	5,405,161
5,000,000	Whitebox CLO I, Ltd. (Cayman Islands), Ser 2019-1A, Class BR, 144a, (3M LIBOR +2.050%), 3.234%, 7/24/32(B)	4,683,715
	Total Asset-Backed Securities	$49,400,055
	U.S. Treasury Obligations — 9.7%
2,160,000	U.S. Treasury Bond, 1.875%, 2/15/51	1,634,428
7,625,000	U.S. Treasury Bond, 2.375%, 2/15/42	6,501,504
6,075,576	U.S. Treasury Inflation Indexed Bond, 0.125%, 2/15/52	4,825,653
15,000,000	U.S. Treasury Note, 0.750%, 5/31/26	13,741,992
	Total U.S. Treasury Obligations	$26,703,577
Shares
	Common Stocks — 5.1%
	Health Care — 0.9%
15,999	Bristol-Myers Squibb Co.	1,231,923
6,924	Johnson & Johnson	1,229,079
		2,461,002
	Information Technology — 0.9%
8,996	International Business Machines Corp.	1,270,145
7,316	Texas Instruments, Inc.	1,124,104
		2,394,249
	Industrials — 0.8%
2,736	Lockheed Martin Corp.	1,176,371
12,270	Raytheon Technologies Corp.	1,179,270
		2,355,641
	Financials — 0.8%
33,406	Bank of America Corp.	1,039,929
3,992	Goldman Sachs Group, Inc. (The)	1,185,704
2,237,868	Hi-Crush, Inc.(D)	22,379
		2,248,012
	Materials — 0.6%
39,560	Covia	534,060
18,483	DuPont de Nemours, Inc.	1,027,285
		1,561,345
	Consumer Staples — 0.4%
12,137	Philip Morris International, Inc.	1,198,407
	Energy — 0.4%
13,455	Exxon Mobil Corp.	1,152,286

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 5.1% (Continued)
	Communication Services — 0.3%
41,944	AT&T, Inc.	$ 879,146
	Total Common Stocks	$14,250,088
Principal Amount
	Sovereign Government Obligations — 4.5%
$ 1,350,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	1,064,637
1,222,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	865,370
1,177,000	Chile Government International Bond, 3.100%, 5/7/41	895,521
1,295,000	Colombia Government International Bond, 3.125%, 4/15/31	954,794
400,000	Colombia Government International Bond, 7.375%, 9/18/37	369,312
320,000	Colombia Government International Bond, 10.375%, 1/28/33	377,469
1,350,000	Dominican Republic International Bond, 4.875%, 9/23/32	1,038,461
1,530,000	Ecuador Government International Bond, 144a, 1.000%, 7/31/35	737,544
657,000	Ecuador Government International Bond, 144a, 5.000%, 7/31/30	422,958
1,350,000	Egypt Government International Bond, 8.500%, 1/31/47	796,905
955,000	Gabon Government International Bond, 144a, 6.625%, 2/6/31	704,179
1,350,000	Ghana Government International Bond, 144a, 8.627%, 6/16/49	631,125
1,192,000	Mexico Government International Bond, 2.659%, 5/24/31	972,239
1,000,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	597,500
985,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	710,792
1,200,000	Serbia International Bond, 2.125%, 12/1/30	878,544
200,000	Ukraine Government International Bond, 144a, 7.253%, 3/15/33	49,464
1,020,000	Ukraine Government International Bond, 7.253%, 3/15/33	252,266
	Total Sovereign Government Obligations	$12,319,080
	Commercial Mortgage-Backed Securities — 3.7%
5,000,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.660%, 3/9/44(B)(C)	4,193,423
5,000,000	CGMS Commercial Mortgage Trust, Ser 2017-B1, Class D, 144a, 3.000%, 8/15/50	3,880,321
2,202,000	GS Mortgage Securities Corp. Trust, Ser 2017-SLP, Class E, 144a, 4.744%, 10/10/32(B)(C)	2,140,928
	Total Commercial Mortgage-Backed Securities	$10,214,672
Shares
	Preferred Stocks — 2.5%
	Financials — 2.2%
95,203	First Republic Bank, Ser K, 4.125%(A)	1,666,052
32,500	JPMorgan Chase & Co., Ser JJ, 4.550%(A)	637,650
48,750	JPMorgan Chase & Co., Ser MM, 4.200%(A)	903,825
95,778	Morgan Stanley, Ser DMT1, 4.250%(A)	1,729,751
66,388	US Bancorp, Ser L, 3.750%(A)	1,147,430
3,889	US Bancorp, Ser M, 4.000%(A)	72,180
		6,156,888
Shares		MarketValue

	Real Estate — 0.3%
12,224	Public Storage REIT, 4.000%(A)	$ 221,377
36,304	Public Storage REIT, 3.900%(A)	647,663
		869,040
	Total Preferred Stocks	$7,025,928
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 2.3%
$ 1,405,000	Connecticut Avenue Securities Trust, 144a, 4.026%, 3/25/42	1,313,799
3,250,000	Freddie Mac STACR REMIC Trust, 144a, 3.826%, 4/25/42	3,055,089
2,375,000	Towd Point Mortgage Trust, 144a, 3.322%, 11/25/60	2,097,398
	Total Non-Agency Collateralized Mortgage Obligations	$6,466,286
	Agency Collateralized Mortgage Obligations — 0.6%
26,001,514	FRESB Mortgage Trust, Ser 2020-SB78, Class X1, 1.256%, 6/25/40(B)(C)(E)	1,529,396
	Rights — 0.0%
27,942	Vistra Energy Corp. Tax Return Rights, 0.000%, 12/6/26	35,403
Shares
	Short-Term Investment Fund — 2.4%
6,641,799	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	6,641,799
	Total Investment Securities—99.4% (Cost $318,228,328)	$274,973,976
	Other Assets in Excess of Liabilities — 0.6%	1,699,028
	Net Assets — 100.0%	$276,673,004
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2022.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(E)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOC – State-Owned Company
SOFR30A – Secured Overnight Financing Rate 30 Day Average
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $132,815,130 or 48.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$140,387,692	$—	$140,387,692
Asset-Backed Securities	—	49,400,055	—	49,400,055
U.S. Treasury Obligations	—	26,703,577	—	26,703,577
Common Stocks	13,693,649	534,060	22,379	14,250,088
Sovereign Government Obligations	—	12,319,080	—	12,319,080
Commercial Mortgage-Backed Securities	—	10,214,672	—	10,214,672
Preferred Stocks	7,025,928	—	—	7,025,928
Non-Agency Collateralized Mortgage Obligations	—	6,466,286	—	6,466,286
Agency Collateralized Mortgage Obligations	—	1,529,396	—	1,529,396
Rights	—	35,403	—	35,403
Short-Term Investment Fund	6,641,799	—	—	6,641,799
Total	$27,361,376	$247,590,221	$22,379	$274,973,976
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks and Corporate Bonds
Beginning balance, March 31, 2022	$22,379
Change in unrealized appreciation (depreciation)	—
Ending balance, June 30, 2022	$22,379
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at June 30, 2022	$—
Common Stocks	Fair Value	Valuation Technique	Unobservable Input
Hi-Crush, Inc.	$22,379	Market Value	N/A
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
June 30, 2022 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2022, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Strategic Income Opportunities Fund held Level 3 categorized securities during the period ended June 30, 2022. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.

Notes to Portfolios of Investments (Unaudited) (Continued)
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.